Subsequent Change in Reporting Entity and Financial Statement Presentation	12 Months Ended
Dec. 31, 2017
Subsequent Change In Reporting Entity And Financial Statement Presentation [Abstract]
Subsequent Change in Reporting Entity and Financial Statement Presentation

Note 15—Subsequent Change in Reporting Entity and Financial Statement Presentation

On May 10, 2018, Talos Energy Inc. consummated the transactions contemplated by that certain Transaction Agreement, dated as of November 21, 2017 (the “Transaction Agreement”), as discussed in Note 3—Acquisitions, among Stone, Talos Energy Inc., Sailfish Merger Sub Corporation, Talos Energy LLC and Talos Production LLC, pursuant to which, among other items, each of Stone, Talos Production LLC and Talos Energy LLC became wholly-owned subsidiaries of Talos Energy Inc. (the “Stone Combination”). In connection with the Stone Combination on May 10, 2018, the Transaction Fee Agreement and the Service Fee Agreement, as discussed in Note 9, were terminated.

The financial information included in the financial statements is that of Talos Energy LLC prior to the Stone Combination because the Stone Combination was consummated after the period covered by these financial statements. Talos Energy LLC was considered the accounting acquirer in the Stone Combination under GAAP. In connection with the Transactions, the Series A, Series B and Series C Units were exchanged for an equivalent number of units in each of an entity affiliated with Apollo Management VII, L.P. and Apollo Commodities Management, L.P. and an entity affiliated with Riverstone Energy Partners V, L.P., each of which hold common stock of the Company. For the periods prior to May 10, 2018, the Company retrospectively adjusted its Statement of Changes in Equity to reflect the legal capital of Talos Energy Inc. and the weighted average shares used in determining earnings per share to reflect the number of shares Talos Energy LLC received in the Stone Combination as such the financial statements are named Talos Energy Inc. (formerly known as Talos Energy LLC).